Income Taxes, Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for Income Taxes [Abstract]
Total provision for income taxes	$ 133,988	$ 177,794	$ 388,669
Income tax receivable	11,844,503	$ 0
MPC Capital [Member]
Provision for Income Taxes [Abstract]
Corporate income tax	3,951
Trade tax	2,475
Other	217
Total provision for income taxes	6,643
Income tax receivable	$ 11,018,000